Share Capital (Details 5)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Expected share price volatility	60.00%
Risk-free interest rate	1.52%
Warrants [Member]
Disclosure of classes of share capital [line items]
Expected life of warrants	2 years
Dividend rate	0.00%